MERRILL LYNCH
SENIOR FLOATING
RATE FUND, INC.




FUND LOGO




Semi-Annual Report

February 28, 1999


This report, including the financial information herein, is transmitted to the shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. The Fund has the ability to leverage its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper




Merrill Lynch Senior Floating Rate Fund, Inc.


DEAR SHAREHOLDER

Last summer, the high-yield market was pressured by disruptions in equity and emerging markets that resulted in a marked decrease in liquidity and a decrease in prices virtually across the board. This scenario negatively impacted the leveraged bank loan market as well. The bid side of the dealer market experienced downward pressure primarily as a result of many hedge fund managers and crossover mutual fund investors selling their bonds and loan positions to provide needed liquidity. While the credit environment had not significantly changed, the problems of other fixed-income and equity markets impacted the high-yield bond and leveraged loan markets.

Beginning in November 1998, the high-yield bond environment stabilized significantly. This market has experienced some improvement from its lows of September. The bank loan market has also stabilized, and the bid levels on a select number of issues have begun to improve. A steady, albeit slow, rise in the Fund's net asset value will coincide with prepayments of loans held by the Fund at par. Yields on bank loans have narrowed some from an average of approximately 350 basis points (3.50%) in December to approximately 300 basis points.

Current consensus expectations are for the US economy to grow at a rate of about 2.5% through 1999. Accordingly, we expect the Federal Reserve Board to remain neutral with regard to short-term interest rates. This trend, combined with the improved technicals described above, should continue to improve the secondary market bid levels.

As of February 28, 1999, more than 97% of the Fund's investments in corporate loans were accruing interest at a yield spread above the London Interbank Offered Rate (LIBOR), the rate that major international banks charge each other for US dollar-denominated deposits outside of the United States. LIBOR has tracked other short-term interest rates in the United States very closely, particularly the Federal Funds rate. Since the average reset on the Fund's floating rate investments is 51.5 days, the yield on the bank loan portion of the Fund is likely to move up or down within a two-month period after any Federal Funds rate change.

Fund Performance
Merrill Lynch Senior Floating Rate Fund, Inc. ended the February quarter with approximately $3.0 billion out of $3.4 billion, or 88.9%, of its net assets committed for investment in corporate loan interests. Assets not invested in loan interests were invested in high-quality, short-term securities.

The Fund's effective net annualized yield for the quarter ended February 28, 1999 was 6.49%, compared to a yield of 7.07% for the same period a year earlier. During the three-month period ended February 28, 1999, the Fund earned $0.158 per share income dividends, representing a net annualized yield of 6.49%, based on a month-end per share net asset value of $9.84. For the quarter ended February 28, 1999, the Fund's total investment return was +1.61%, based on an unchanged net asset value of $9.84, and assuming reinvestment of $0.159 per share income dividends. Since inception (November 3, 1989) through February 28, 1999, the Fund's total investment return was +86.69%, based on a change in per share net asset value from $10.00 to $9.84, and assuming reinvestment of $6.408 per share income dividends.

Investment Activities
Since November 1998, we have focused on the better-priced new-issue market where transactions have been available at yields relative to LIBOR that were 100 basis points -150 basis points greater than was the case in July. The transactions were also much more conservatively structured with lower leverage and higher interest coverage as investors became more demanding in the face of a potentially slowing US economy. Some of the leveraged loans brought to market since November are now trading above par.


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


During the three-month period ended February 28, 1999, the Fund's investment strategy remained unchanged: to invest in leveraged transactions in which borrowers have strong market shares, experienced managements, consistent cash flows and appropriate risk/reward characteristics in the form of its floating rate spread over the prime rate or LIBOR. In addition, we look for companies with significant underlying asset and franchise value, strong capital structures, and equity sponsors that support their investments. Additionally, we have intensified our analysis of out-of-favor sectors such as healthcare, energy, steel and paper. We see value in certain secondary issues within those sectors. In some cases, we see opportunity to purchase bank loans that have been bid down to levels well below our estimation of their true economic value.

We continue to maintain significant diversification across the Fund's investments. At February 28, 1999, the portfolio was invested in 252 borrowers across 50 industries. See the "Portfolio
Information" section on page 4 of this report to shareholders, which provides listings of the Fund's ten largest holdings and five largest industries as of February 28, 1999.

As difficult as the second half of 1998 was for the loan market and the Fund, their respective performances illustrate the leveraged loan market's ability to weather market fluctuations with less volatility than the high-yield bond market. This attribute continues to draw many new institutional buyers to the loan market. When there was almost no liquidity in the high-yield bond market during that turmoil and many markets lost their ability to price transactions, the loan market maintained bids for most generally syndicated transactions, albeit at lower levels. We believe that both the technical and fundamental aspects are improving in the bank loan sector. We also believe we have positioned the Fund positively to benefit from further expected improvements in the market over the next six to twelve months.

In Conclusion
We thank you for your investment in Merrill Lynch Senior Floating
Rate Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Joseph T. Monagle Jr.)
Joseph T. Monagle Jr.
Senior Vice President



April 20, 1999




Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999



We are pleased to announce that Richard C. Kilbride, Paul Travers and Gilles Marchand have each been appointed Vice President and Portfolio Manager of Merrill Lynch Senior Floating Rate Fund, Inc. Mr. Kilbride has almost 20 years experience in the fixed-income markets and has previously served as a Managing Director of Fixed Income for Merrill Lynch Asset Management, L.P. (MLAM) and its affiliated asset management companies in London and in Los Angeles. Mr. Travers joined MLAM's Bank Loan Portfolio Group last year, bringing with him 15 years of diversified professional experience in the bank loan industry. He was previously Head of U.S. Corporate Banking in the New York Branch of BHF-BANK. Mr. Marchand has been a Bank Loan Credit Analyst for MLAM for the last three years and has almost 10 years buy side experience in a wide range of fixed-income securities.

These appointments follow the resignation of R. Douglas Henderson as Senior Portfolio Manager. Mr. Henderson has left MLAM to pursue opportunities on the sell side of the loan participation market. We appreciate the contribution Mr. Henderson made to the growth of the Fund and we wish him well for the future. We continue to have an excellent team of portfolio managers and analysts in place, and we look forward to building upon the successful performance of the Fund to date. You will be hearing directly from Messrs. Kilbride, Travers and Marchand in subsequent reports.



Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999



PORTFOLIO INFORMATION


AS OF FEBRUARY 28, 1999


Quality Rating                          Percent of
S&P/Moody's                       Long-Term Investments

BB/Ba                                      34.1%
B/B                                        18.1
NR (Not Rated)                             47.8



                                        Percent of
Five Largest Industries                Total Assets

Paper                                       8.7%
Wireless Telecommunications                 8.5
Chemicals                                   6.7
Health Services                             6.7
Cable TV Services                           5.5



                                        Percent of
Ten Largest Holdings                   Total Assets

Riverwood International Corp.               3.2%
Starwood Hotels & Resorts Trust             2.7
Stone Container Corp.                       2.2
Lyondell Petrochemical Co.                  2.1
AMF Group, Inc.                             2.0
Marcus Cable Operating Co.                  1.8
Ziff-Davis Inc.                             1.7
Chancellor Media Corp.                      1.7
Jefferson Smurfit Company/
Container Corp. of America                  1.6
Nextel Communications Inc.                  1.5



Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS
                 S&P     Moody's       Face               Senior Secured                                           Value
Industries      Rating    Rating      Amount      Floating Rate Loan Interests*                 Cost             (Note 1a)
Advertising       BB-     Ba2     $ 11,566,667  Outdoor Systems, Inc., Term, due
--0.3%                                          6/30/2004                                  $   11,546,481    $   11,508,833


Aerospace--0.3%   BB      NR++       6,357,160  Hexcel Corp., Term B, due 6/30/2005             6,349,635         6,317,428
                  B+      Ba3        4,113,051  K & F Industries, Term B, due 10/15/2005        4,113,051         4,105,339
                                                                                           --------------    --------------
                                                                                               10,462,686        10,422,767


Agriculture--     NR++    NR++       9,960,000  Seminis Inc., Term B, due 12/31/2003            9,960,000         9,960,000
0.3%


Air                                             Continental Airlines, Inc.:
Transportation    BB      Ba1        7,753,177     Term A, due 7/31/2002                        7,753,177         7,753,177
--0.4%            BB      Ba1        6,272,000     Term B, due 7/31/2003                        6,272,000         6,272,000
                                                                                           --------------    --------------
                                                                                               14,025,177        14,025,177


Aircraft &        NR++    Ba3        7,255,501  Evergreen International Aviation, Inc.,
Parts--1.0%                                     Term B, due 5/31/2003                           7,228,260         7,219,223
                  NR++    NR++      19,062,500  Gulfstream Aerospace Corp., Term,
                                                due 9/30/2002                                  19,037,710        18,967,188
                  NR++    NR++       2,143,349  Technetics Corp., Term A, due 6/20/2002         2,143,349         2,143,349
                  NR++    NR++       5,281,690  WesternSky Industries, Term, due 7/31/2003      5,281,690         5,281,690
                                                                                           --------------    --------------
                                                                                               33,691,009        33,611,450


Amusement &                                     AMF Group, Inc.:
Recreational      NR++    B+        39,408,063     Axel A, due 5/03/2003                       39,562,127        36,846,539
Services--5.0%    NR++    B+        25,334,578     Axel B, due 5/01/2004                       25,415,267        23,687,831
                  NR++    B+         2,599,835     Term, due 3/31/2002                          2,595,055         2,417,846
                  NR++    B+         2,198,676     Term A, due 3/31/2002                        2,194,466         2,044,769
                  NR++    B1         3,428,571  ASC East Inc., Term, due 5/31/2006              3,418,025        3,411,429
                  NR++    B1         8,571,429  ASC West Inc., Term, due 5/31/2006              8,566,978         8,528,572
                                                Amfac Resorts, Inc.:
                  NR++    NR++       2,475,000     Term B, due 9/30/2004                        2,475,000         2,475,000
                  NR++    NR++       2,475,000     Term C, due 9/30/2005                        2,475,000         2,475,000
                                                KSL Recreation Group, Inc.:
                  NR++    B2        12,454,545     Revolving Credit, due 4/30/2004             12,454,545        12,306,648
                  BB-     NR++      10,890,000     Term A, due 4/30/2005                       10,930,046        10,767,488
                  B+      B1        10,890,000     Term B, due 4/30/2006                       10,930,625        10,842,356
                  B+      NR++       4,962,500  Kerastotes, Term B, due 12/31/2004              4,962,500         4,962,500
                                                Metro Goldwyn Mayer Co.:
                  NR++    Ba2        2,650,000     Revolving Credit, due 6/01/2002              2,650,000         2,562,219
                  NR++    Ba2        4,000,000     Term A, due 3/31/2005                        3,982,549         3,927,500
                  BB+     Ba2       17,500,000     Term B, due 3/31/2006                       17,477,700        17,259,375
                  NR++    Ba3        4,527,163  Premier Parks Inc., Term C, due 3/21/2006       4,525,098         4,493,209
                  NR++    Ba3       13,454,728  Six Flags Entertainment Corp., Term B,
                                                due 11/03/2004                                 13,448,729        13,425,296
                  NR++    NR++       4,200,000  Video Update Inc., Term B, due 4/30/2003        4,200,000         4,200,000
                                                                                           --------------    --------------
                                                                                              172,263,710       166,633,577


Apparel--1.4%                                   Arena Brands, Inc.:
                  NR++    NR++         972,222     Revolving Credit, due 6/01/2002                972,222           972,222
                  NR++    NR++       3,578,903     Term A, due 6/01/2002                        3,578,903         3,578,903
                  NR++    NR++       7,142,641     Term B, due 6/01/2002                        7,142,641         7,142,641
                  NR++    NR++       3,250,000  CS Brooks Canada, Inc., Term, due
                                                6/25/2006                                       3,234,196         3,225,625
                  NR++    NR++       4,975,000  Cluett American Corp., Term B, due
                                                5/18/2005                                       4,975,000         4,975,000
                  NR++    NR++       9,500,000  Humphreys Inc., Term B, due 1/15/2003           9,500,000         9,500,000
                  NR++    NR++       4,987,500  Norcross Safety Products, Term, due
                                                12/31/2005                                      4,987,500         4,987,500
                  NR++    NR++       4,600,000  Renfro Corp., Term B, due 11/15/2003            4,600,000         4,600,000


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's       Face               Senior Secured                                           Value
Industries      Rating    Rating      Amount      Floating Rate Loan Interests*                 Cost             (Note 1a)
Apparel                                         Walls Industries:
(concluded)       NR++    NR++     $ 1,212,766     Term B, due 2/28/2005                   $    1,212,766    $    1,212,766
                  NR++    NR++       1,691,490     Term C, due 2/28/2006                        1,691,490         1,691,490
                  BB-     Ba3        6,048,000  The William Carter Co., Term, due
                                                10/31/2003                                      6,026,136         6,040,440
                                                                                           --------------    --------------
                                                                                               47,920,854        47,926,587


Automotive        NR++    NR++      21,000,000  American Axel, Term B, due 3/31/2007           21,000,000        21,000,000
Equipment--3.1%                                 Breed Technologies, Inc.:
                  NR++    NR++       5,000,000     Term A, due 4/27/2004                        4,815,051         4,175,000
                  NR++    NR++       9,625,247     Term B, due 4/27/2006                        9,625,247         9,625,247
                  NR++    Ba3       14,291,390  CSK Automotive, Inc., Term, due
                                                10/31/2003                                     14,241,239        14,224,399
                  BB-     B1        11,000,000  Collins & Aikman Corp., Term B, due
                                                6/30/2005                                      10,994,961        10,924,375
                  NR++    Ba2       11,880,000  Exide Corporation, Term B, due
                                                3/19/2005                                      11,880,000        11,686,950
                  NR++    NR++      10,000,000  Federal-Mogul Corp., Term B, due
                                                2/24/2005                                       9,987,520        10,012,500
                  NR++    B1         9,560,995  Johnstown America Industrial, Inc.,
                                                Term B, due 3/31/2003                           9,535,694         9,513,190
                                                Safelite Glass Corp.:
                  BB-     B2         3,092,143     Term B, due 12/31/2004                       3,088,150         3,031,266
                  BB-     B2         3,092,143     Term C, due 12/31/2005                       3,088,046         3,031,266
                  NR++    NR++       5,000,000  Stone Ridge, Term B, due 12/31/2005             4,981,427         5,031,250
                                                                                           --------------    --------------
                                                                                              103,237,335       102,255,443


Broadcast--                                     Benedek Broadcasting:
Radio & TV--      NR++    NR++       4,791,589     Term A, due 12/31/2004                       4,785,744         4,791,589
3.2%              NR++    NR++       2,128,552     Term B, due 12/31/2004                       2,125,954         2,128,551
                  NR++    NR++       5,000,000  Capstar Radio Broadcasting, Term A, due
                                                11/30/2004                                      4,975,052         4,985,938
                                                Chancellor Media Corp.:
                  BB-     Ba2        4,750,602     Revolving Credit, due 6/26/2004              4,750,602         4,673,405
                  BB-     Ba2       51,891,429     Term, due 6/30/2005                         51,742,068        51,404,946
                  NR++    NR++       9,685,714  Channel Master, Term, due 10/10/2005            9,685,714         9,685,714
                  NR++    NR++      10,000,000  Emmis Communications, Term, due 2/28/2007      10,000,000        10,012,500
                  NR++    NR++       5,228,261  Latin Communications, Term, due 3/31/2004       5,228,261         5,228,261
                  NR++    NR++       4,601,875  Retlaw Broadcasting, Term, due 3/31/2006        4,591,248         4,597,273
                  NR++    Ba3        5,000,000  Sinclair Broadcasting, Term, due
                                                12/31/2004                                      4,990,865         4,925,000
                  NR++    NR++       3,740,625  Spartan Communications, Term B, due
                                                6/30/2005                                       3,740,625         3,740,625
                                                                                           --------------    --------------
                                                                                              106,616,133       106,173,802


Building &        NR++    NR++       2,192,395  Fenway Holdings, Inc., Term B, due
Construction--                                  9/15/2002                                       2,192,395         2,192,395
0.1%


Building          NR++    Ba3        3,044,433  Amerimax, Term C, due 6/30/2004                 3,044,433         3,044,433
Materials--2.1%                                 Behr Process Corp.:
                  NR++    NR++       4,077,996     Term B, due 3/31/2004                        4,073,612         4,067,801
                  NR++    NR++       2,718,664     Term C, due 3/31/2005                        2,715,617         2,711,867
                  NR++    NR++      11,874,060  Dal-Tile International Inc., Term B,
                                                due 12/31/2003                                 11,827,285        11,488,153
                  NR++    NR++       5,000,000  Dayton Superior Corp., Term, due
                                                9/30/2005                                       5,000,000         4,987,500
                  NR++    Ba3        2,052,281  Euramax Holdings Ltd., Term B, due
                                                6/30/2004                                       2,052,281         2,052,281
                  NR++    B1        13,307,143  Falcon Building Products, Inc., Term,
                                                due 6/30/2005                                  13,290,483        13,290,509
                  NR++    Ba3       24,728,749  National Gypsum Co., Term B, due
                                                9/20/2003                                      24,695,321        24,481,461
                  NR++    NR++       4,000,000  Panolam Industries, Term B, due
                                                12/31/2005                                      3,985,024         4,015,000
                                                                                           --------------    --------------
                                                                                               70,684,056        70,139,005


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's       Face               Senior Secured                                           Value
Industries      Rating    Rating      Amount      Floating Rate Loan Interests*                 Cost             (Note 1a)
Cable TV          NR++    NR++    $  5,000,000  Avalon Cable, Term B, due 10/31/2006       $    4,963,540    $    5,037,500
Services--5.5%    NR++    NR++       4,900,000  Bresnan Telecommunications, Term B,
                                                due 1/29/2008                                   4,881,735         4,922,969
                  NR++    NR++      24,192,187  Chelsea Communications, Term B, due
                                                9/30/2004                                      24,112,153        24,071,227
                  NR++    B1         5,000,000  Classic Cable, Inc., Term, due 10/31/2007       4,995,194         4,996,875
                  NR++    B1         5,000,000  Falcon Holdings, Term C, due 12/31/2007         4,982,695         4,993,750
                  B+      Ba3        9,478,409  Intermedia Partners IV, Inc., Term,
                                                due 1/01/2005                                   9,460,568         9,442,865
                  B+      Ba3        7,500,000  Intermedia Partners VI, Inc., Term B,
                                                due 12/31/2007                                  7,492,951         7,490,625
                                                Marcus Cable Operating Co.:
                  NR++    NR++      24,250,000     Term A, due 12/31/2002                      24,188,543        24,204,531
                  NR++    NR++      12,463,125     Term B1, due 4/30/2004                      12,303,085        12,470,914
                  NR++    NR++      22,482,500     Term B2, due 4/30/2004                      22,428,513        22,496,552
                  NR++    NR++       7,000,000  TW Fanch-One Co., Term B, due 12/31/2007        6,991,258         7,024,063
                  NR++    NR++      17,000,000  Triax Midwest, Term B, due 6/30/2007           17,000,000        17,000,000
                  NR++    Ba2       38,958,818  Viacom, Inc., Term, due 7/01/2002              38,958,818        38,958,818
                                                                                           --------------    --------------
                                                                                              182,759,053       183,110,689


Casino--0.7%                                    Alliance Gaming Corp.:
                  NR++    B1        10,385,027     Term B, due 1/31/2005                       10,385,027        10,385,027
                  NR++    B1         4,147,445     Term C, due 7/31/2005                        4,147,445         4,147,445
                  NR++    NR++      10,000,000  Palace Station, Term, due 12/31/2005           10,000,000        10,000,000
                                                                                           --------------    --------------
                                                                                               24,532,472        24,532,472


Chemicals--6.7%   NR++    NR++      12,205,013  AOC LLC, Term B, due 9/30/2006                 12,205,013        12,205,013
                  NR++    NR++       4,477,500  CII Carbon LLC, Term, due 6/25/2008             4,473,212         4,480,298
                  NR++    NR++      11,226,596  Cedar Chemical, Term B, due 10/31/2003         11,167,262        11,198,529
                  NR++    NR++      10,000,000  Epsillon, Term B, due 12/31/2005               10,000,000        10,000,000
                  NR++    Ba3        3,777,778  Foamex International PLC, Revolving
                                                Credit, due 6/12/2003                           3,777,778         3,740,000
                  NR++    NR++       5,970,000  General Chemical Group, Term B, due
                                                6/15/2006                                       5,970,000         5,970,000
                  NR++    NR++      10,000,000  HSC Holdings, Term B, due 3/31/2006             9,986,101         9,950,000
                                                Huntsman Corp.:
                  NR++    Ba2       14,422,479     Term, due 12/31/2002                        14,412,729        14,206,142
                  NR++    Ba2        3,407,665     Term A, due 12/31/2002                       3,405,418         3,373,589
                  NR++    Ba2        5,227,409     Term B, due 6/30/2004                        5,223,902         5,175,135
                  NR++    Ba2        9,063,925     Term C, due 9/30/2005                        9,039,344         8,973,286
                                                Huntsman Specialty Chemicals:
                  NR++    Ba2        4,787,566     Term B, due 3/15/2002                        4,784,466         4,775,597
                  NR++    Ba2        4,787,566     Term C, due 3/15/2002                        4,776,271         4,778,590
                                                Lyondell Petrochemical Co.:
                  NR++    NR++      13,878,646     Term A, due 6/30/2003                       13,872,317        13,158,691
                  NR++    NR++      60,022,521     Term B, due 6/30/2005                       60,096,667        58,296,873
                  NR++    B1         7,880,000  Pioneer Americas Acquisition Corp.,
                                                Term, due 12/05/2006                            7,880,000         7,880,000
                  BB-     Ba3        4,960,000  Polymer Group, Inc., Term B, due
                                                12/20/2005                                      4,960,000         4,956,900
                  NR++    Ba3       23,900,468  Sterling Chemicals, Inc., Term B, due
                                                9/30/2004                                      23,809,088        23,809,088
                  NR++    NR++       9,875,000  Sybron Chemical, Term B, due 7/31/2004          9,875,000         9,875,000
                  NR++    Ba3        6,304,712  Texas Petrochemicals Corp., Term B,
                                                due 6/30/2004                                   6,286,800         6,288,950
                                                                                           --------------    --------------
                                                                                              226,001,368       223,091,681


Computer-Related  NR++    Ba3       16,795,833  Fairchild Semiconductors Corp., Term C,
Services &                                      due 12/31/2003                                 16,795,833        16,795,833
Products--0.6%    NR++    NR++       3,750,000  Stratus Computer, Inc., Term B, due
                                                2/26/2005                                       3,731,264         3,731,250
                                                                                           --------------    --------------
                                                                                               20,527,097        20,527,083


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's       Face               Senior Secured                                           Value
Industries      Rating    Rating      Amount      Floating Rate Loan Interests*                 Cost             (Note 1a)
Consumer          NR++    B1      $  8,370,000  Amscan Holdings, Inc., Axel, due
                                                12/31/2004                                 $    8,370,000    $    8,338,612
Products--2.2%    B       Ba3        7,922,222  Boyds Collection Ltd., Term B, due
                                                4/21/2006                                       7,913,305         7,907,368
                                                Hedstrom Corp.:
                  NR++    B1         2,089,655     Revolving Credit, due 6/30/2003              2,089,655         2,089,655
                  B       Ba3        4,586,207     Term A, due 6/30/2003                        4,586,207         4,586,207
                  NR++    NR++       4,250,000  Holmes Products, Term B, due 2/05/2007          4,228,877         4,259,297
                  BB-     Ba2       14,775,301  Playtex Family Products Inc., Term B,
                                                due 9/15/2003                                  14,717,161        14,516,733
                  NR++    NR++       7,209,568  RTI Funding Corp. (Ritvik Toys), Term B,
                                                due 2/07/2003                                   7,163,586         5,947,894
                  NR++    NR++      14,925,000  Revlon Consumer Products Corp., Term,
                                                due 5/30/2002                                  14,925,000        14,925,000
                  NR++    NR++       4,500,000  Samsonite Corp., Term, due 6/24/2005            4,494,748         4,342,500
                                                Scotts Company:
                  NR++    NR++       2,546,012     Term B, due 6/04/2006                        2,536,660         2,565,107
                  NR++    NR++       2,453,988     Term C, due 6/04/2007                        2,444,942         2,472,393
                                                                                           --------------    --------------
                                                                                               73,470,141        71,950,766


Defense--0.0%                                   United Defense Industries, Inc.:
                  NR++    B1           725,867     Term B, due 10/06/2005                         725,867           720,423
                  NR++    B1           650,602     Term C, due 10/06/2006                         650,603           645,723
                                                                                           --------------    --------------
                                                                                                1,376,470         1,366,146


Diversified       NR++    NR++      25,000,000  Bridge Information, Term B, due
--1.4%                                          5/29/2003                                      24,942,670        24,953,125
                  NR++    NR++       6,000,000  Handy & Harman, Term B, due 7/30/2006           6,000,000         6,000,000
                                                Superior Telecom:
                  NR++    NR++      10,000,000     Term A, due 5/27/2004                       10,000,000        10,012,500
                  NR++    NR++       5,000,000     Term B, due 11/27/2005                       5,000,000         5,015,625
                                                                                           --------------    --------------
                                                                                               45,942,670        45,981,250


Drilling--0.3%    NR++    NR++       5,000,000  Key Energy Services Inc., Term B, due
                                                9/14/2004                                       5,000,000         5,000,000
                  BB+     Ba3        3,695,862  Rigco North America, Term, due 3/30/1999        3,695,862         3,695,862
                                                                                           --------------    --------------
                                                                                                8,695,862         8,695,862


Drug/Proprietary  NR++    NR++       4,950,000  Duane Reade Co., Term B, due 2/15/2005          4,936,321         4,931,438
Stores--0.1%


Electronics/      NR++    Ba3        6,458,750  Amphenol Corp., Term B, due 5/19/2006           6,562,142         6,450,677
Electrical        NR++    NR++       5,450,000  Communications & Power II Acquisition
Components--                                    Corp., Term B, due 8/11/2002                    5,419,110         5,402,312
2.2%              B+      NR++       5,500,000  Details Dynamic, Term B, due 4/22/2005          5,493,537         5,445,000
                                                Dynatech Corporation:
                  NR++    NR++       1,636,948     Term B, due 3/31/2005                        1,636,948         1,638,994
                  NR++    NR++       1,636,948     Term C, due 3/31/2006                        1,636,948         1,638,994
                  NR++    NR++       1,636,948     Term D, due 3/31/2007                        1,636,948         1,638,994
                  BB-     Ba3       19,813,084  International Wire Group, Inc., Term B,
                                                due 9/30/2003                                  19,797,809        19,664,486
                  NR++    Ba3        6,838,301  Neopost, Term C, due 6/24/2006                  6,838,301         6,838,301
                  NR++    NR++      17,955,000  SPX Corporation, Term B, due 9/30/2006         17,868,406        18,089,663
                  NR++    Ba3        6,946,154  Telex Communications, Inc., Term B, due
                                                11/30/2004                                      6,931,888         6,546,750
                                                                                           --------------    --------------
                                                                                               73,822,037        73,354,171


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's       Face               Senior Secured                                           Value
Industries      Rating    Rating      Amount      Floating Rate Loan Interests*                 Cost             (Note 1a)
Energy--0.6%      NR++    Ba2      $11,000,000  Clark Refining & Marketing, Term, due
                                                11/15/2004                                 $   11,000,000    $   10,120,000
                                                Perf-O-Log Inc.:
                  NR++    NR++       3,797,386     Term, due 8/11/2003                          3,797,386         3,797,386
                  NR++    NR++       1,884,659     Term B, due 8/11/2003                        1,884,659         1,884,659
                  NR++    NR++       1,240,625     Term C, due 8/11/2003                        1,240,625         1,240,625
                  NR++    NR++       1,781,250     Term D, due 12/31/2004                       1,781,250         1,781,250
                  NR++    NR++         712,500     Term E, due 12/31/2004                         712,500           712,500
                                                                                           --------------    --------------
                                                                                               20,416,420        19,536,420


Financial                                       Outsourcing Solutions, Inc.:
Services--2.0%    NR++    B1         3,986,128     Term B, due 10/15/2003                       3,983,146        3,926,336
                  NR++    B1        37,333,325     Term C, due 10/15/2004                      37,333,325        36,773,325
                                                Willis Corroon Group PLC:
                  NR++    NR++      12,500,000     Term B, due 11/19/2006                      12,453,244        12,535,156
                  NR++    NR++       6,250,000     Term C, due 11/19/2007                       6,226,613         6,273,438
                  NR++    NR++       6,250,000     Term D, due 5/19/2008                        6,226,608         6,281,250
                                                                                           --------------    --------------
                                                                                               66,222,936        65,789,505


Food & Kindred                                  Del Monte Corp.:
Products--1.7%    NR++    B2           490,909     Revolving Credit, due 3/31/2003                490,909           485,386
                  NR++    B2         2,547,416     Term A, due 3/31/2003                        2,547,416         2,531,495
                  NR++    B2        10,582,319     Term B, due 3/31/2005                       10,576,219        10,608,776
                                                Imperial Holly Corp.:
                  BB-     Ba3        6,471,624     Term A, due 12/31/2003                       6,471,624         6,471,624
                  BB-     Ba3        5,277,021     Term B, due 12/31/2005                       5,277,021         5,277,021
                                                International Homefoods, Inc.:
                  BB-     Ba3        3,169,355     Term A, due 11/21/2001                       3,167,694       3,158,460
                  BB-     Ba3        6,941,333     Term B, due 10/31/2005                       6,950,864         6,871,920
                  NR++    NR++       3,000,000  New World Pasta, Term B, due 1/28/2006          2,985,144         3,017,813
                  NR++    NR++       5,000,000  The Pantry Inc., Term B, due 1/31/2008          4,968,948         5,006,250
                                                Specialty Foods, Inc.:
                  NR++    Ba3        4,286,613     Revolving Credit, due 1/31/2000              4,286,614         4,265,180
                  NR++    Ba3        7,391,713     Term, due 1/31/2000                          7,338,466         7,350,134
                                                                                           --------------    --------------
                                                                                               55,060,919        55,044,059


Funeral Homes &   NR++    Ba1       20,054,136  Loewen Group Capital, Term, due 7/15/2000      20,054,136        20,054,136
Parlors--1.2%     BB-     NR++      14,583,333  Prime Succession Inc., Axel, due
                                                8/01/2003                                      14,545,363        14,473,958
                  BB      NR++       6,767,295  Rose Hills Co., Axel A, due 12/01/2003          6,754,838         6,746,147
                                                                                           --------------    --------------
                                                                                               41,354,337        41,274,241


Furniture &       NR++    NR++      10,000,000  Furniture Brands, Term, due 6/27/2007          10,000,000         9,900,000
Fixtures--0.5%                                  Simmons Co.:
                  NR++    NR++       2,136,735     Term B, due 10/29/2005                       2,126,425         2,142,077
                  NR++    NR++       5,343,750     Term C, due 10/29/2006                       5,317,800         5,357,109
                                                                                           --------------    --------------
                                                                                               17,444,225        17,399,186


Grocery--1.5%     NR++    NR++      33,927,830  Fred Meyer, Term, due 2/28/2003                33,724,061        33,546,141
                  NR++    NR++      10,000,000  Grand Union Co., Term, due 8/17/2003            9,975,399        10,037,500
                                                Star Acquisition  Co., Inc.:
                  B       Ba3        3,444,279     Term B, due 12/31/2001                       3,436,283         3,442,126
                  B       Ba3        2,582,218     Term C, due 12/31/2002                       2,575,040         2,580,605
                                                                                           --------------    --------------
                                                                                               49,710,783        49,606,372


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's       Face               Senior Secured                                           Value
Industries      Rating    Rating      Amount      Floating Rate Loan Interests*                 Cost             (Note 1a)
Health                                          Alaris Medical Systems, Inc.:
Services--6.7%    NR++    B1       $ 3,460,800     Term A, due 8/01/2002                   $    3,474,261    $    3,437,007
                  NR++    B1         1,675,494     Term B, due 11/01/2003                       1,673,991         1,675,494
                  NR++    B1         1,675,494     Term C, due 11/01/2004                       1,673,875         1,675,494
                  NR++    B1           594,624     Term D, due 5/01/2005                          594,299           594,624
                                                Community Health Systems, Inc.:
                  NR++    NR++      15,965,753     Term B, due 12/31/2003                      15,908,456        15,885,925
                  NR++    NR++      15,965,753     Term C, due 12/31/2004                      15,904,575        15,885,925
                  NR++    NR++      11,958,904     Term D, due 12/31/2005                      11,910,874        11,899,110
                                                Dade International, Inc.:
                  NR++    B1         4,059,977     Term A, due 12/31/2001                       4,070,127         4,047,290
                  NR++    B1         9,163,917     Term B, due 12/31/2002                       9,138,187         9,158,190
                  NR++    B1         4,179,818     Term C, due 12/31/2003                       4,170,997         4,177,206
                  NR++    B1         2,734,210     Term D, due 12/31/2004                       2,721,381         2,732,501
                  NR++    NR++       7,357,143  Endo Pharmaceuticals, Term B, due
                                                6/30/2004                                       7,357,143         7,357,143
                  NR++    NR++       5,566,632  Extendicare Health Services Inc., Term B,
                                                due 12/31/2004                                  5,566,632         5,566,632
                                                FHC Health Systems:
                  NR++    NR++       2,729,375     Axel B, due 4/30/2005                        2,723,891         2,715,728
                  NR++    NR++       2,729,375     Axel C, due 4/30/2006                        2,723,806         2,715,728
                                                Genesis Health Ventures, Inc.:
                  NR++    Ba3        4,976,526     Term B, due 9/30/2004                        4,968,143         4,541,080
                  NR++    Ba3        4,964,979     Term C, due 6/01/2005                        4,956,411         4,530,543
                                                Integrated Health Services, Inc.:
                  NR++    Ba3       17,500,000     Term, due 9/15/2003                         17,596,250        15,793,750
                  NR++    Ba3        4,775,000     Term B, due 9/15/2004                        4,765,061         4,213,938
                  NR++    Ba3        9,900,000     Term C, due 12/31/2005                       9,900,000         8,860,500
                  NR++    NR++       7,000,000  MEDIQ PRN Life Support Services, Term,
                                                due 6/30/2006                                   6,993,482         6,991,250
                                                Magellen Health Services:
                  NR++    Ba3        5,000,000     Term B, due 2/12/2005                        4,993,384         4,612,500
                  NR++    Ba3        5,000,000     Term C, due 2/12/2006                        4,993,235         4,612,500
                                                Medical Specialties:
                  NR++    NR++      12,845,455     Axel, due 6/30/2004                         12,845,455        12,845,455
                  NR++    NR++       4,418,182     Term, due 6/30/2001                          4,418,182         4,418,182
                                                Multicare Companies, Inc.:
                  NR++    B1         4,690,625     Term B, due 9/30/2004                        4,682,577         4,198,109
                  NR++    B1         1,559,583     Term C, due 6/01/2005                        1,556,877         1,395,827
                                                Paracelsus HealthCare Corp.:
                  NR++    NR++       1,344,000     Term A, due 3/31/2003                        1,344,000         1,344,000
                  NR++    NR++       2,000,000     Term B, due 3/31/2004                        2,000,000         2,000,000
                                                Paragon Health Network, Inc.:
                  NR++    Ba3        7,485,000     Term B, due 3/31/2005                        7,478,548         5,913,150
                  NR++    Ba3        7,485,000     Term C, due 3/31/2006                        7,478,378         5,913,150
                                                Stryker Corporation:
                  NR++    NR++       1,971,831     Term B, due 12/04/2004                       1,959,868         1,981,690
                  NR++    NR++       8,028,169     Term C, due 12/04/2005                       7,979,175         8,083,363
                                                Sun Healthcare Group, Inc.:
                  NR++    Ba3        5,490,905     Term B, due 11/12/2004                       5,483,919         4,186,815
                  NR++    Ba3        5,490,905     Term C, due 11/12/2005                       5,483,704         4,186,815
                  NR++    NR++      22,275,000  Total Renal Care, Term, due 3/31/2008          22,248,825        21,801,656
                                                                                           --------------    --------------
                                                                                              233,737,969       221,948,270


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's       Face               Senior Secured                                           Value
Industries      Rating    Rating      Amount      Floating Rate Loan Interests*                 Cost             (Note 1a)
Hotels & Motels   NR++    NR++     $ 7,089,375  Meristar Hospitality, Term B, due
--3.9%                                          1/31/2004                                  $    7,081,287    $    7,018,481
                                                Patriot American Hospitality:
                  NR++    NR++      12,160,927     Revolving Credit, due 7/18/2000             11,963,083        12,027,917
                  NR++    NR++      19,975,000     Term B, due 3/31/2003                       19,892,453        19,900,094
                  NR++    NR++      90,000,000  Starwood Hotels & Resorts Trust, Term,
                                                due 2/23/2003                                  89,930,722       89,971,876
                                                                                           --------------    --------------
                                                                                              128,867,545       128,918,368


Industrial                                      Elis/Omni Service, Inc.:
Services--0.7%    NR++    NR++       8,860,188     Axel, due 10/30/2005                         8,851,001         8,782,662
                  NR++    NR++      10,220,339     Term C, due 10/30/2005                      10,391,390        10,130,911
                  NR++    NR++       4,500,000  Volume Services America, Term B, due
                                                12/03/2007                                      4,477,891         4,515,469
                                                                                           --------------    --------------
                                                                                               23,720,282        23,429,042


Insurance--0.2%                                 BRW Acquisition:
                  NR++    NR++       2,500,000     Term B, due 7/09/2006                        2,500,000         2,500,000
                  NR++    NR++       2,500,000     Term C, due 7/09/2007                        2,500,000         2,500,000
                                                                                           --------------    --------------
                                                                                                5,000,000         5,000,000


Leasing &         NR++    NR++       7,250,000  Panavision, Term B, due 3/31/2005               7,250,000         7,250,000
Rental                                          Renters Choice:
Services--1.2%    NR++    NR++       5,735,954     Term B, due 1/31/2006                        5,722,031         5,735,954
                  NR++    NR++       7,116,818     Term C, due 1/31/2007                        7,099,097         7,116,818
                  NR++    NR++      20,000,000  United Rentals Inc., Term, due 6/30/2005       20,000,000        20,000,000
                                                                                           --------------    --------------
                                                                                               40,071,128        40,102,772


Manufacturing     B3      B+         4,750,000  Alliance Laundry Systems, Term, due
--2.2%                                          6/30/2005                                       4,750,000         4,750,000
                  NR++    NR++       7,500,000  Environmental, Term B, due 9/30/2005            7,475,793         7,537,500
                  NR++    NR++       9,452,500  Goodman Manufacturing, Term B, due
                                                7/31/2005                                       9,443,686         9,387,514
                  BB-     Ba2        6,900,000  Grove Worldwide, Term B, due 4/28/2006          6,900,000         6,900,000
                  NR++    NR++       5,000,000  Metokote Corp., Term B, due 11/02/2005          4,963,619         5,031,250
                  NR++    NR++       7,959,788  Polyfibron Technologies, Term B, due
                                                12/28/2003                                      7,959,788         7,959,788
                                                Sealy Mattress:
                  NR++    NR++       3,015,758     Axel B, due 12/15/2004                       3,012,494         3,017,642
                  NR++    NR++       2,172,121     Axel C, due 12/15/2005                       2,169,708         2,173,479
                  NR++    NR++       2,775,758     Axel D, due 12/15/2006                       2,772,612         2,777,492
                  NR++    NR++      10,666,667     Term A, due 12/15/2003                      10,710,080        10,626,667
                  NR++    NR++       4,962,500  Terex Corp., Term B, due 3/06/2005              4,944,249         4,940,789
                  NR++    NR++       3,500,000  Tokheim Corporation, Term, due 9/30/2004        3,482,942         3,508,750
                                                WEC Company:
                  NR++    NR++       2,909,375     Term B, due 9/30/2005                        2,909,375         2,909,375
                  NR++    NR++       2,078,125     Term C, due 9/30/2006                        2,078,125         2,078,125
                                                                                           --------------    --------------
                                                                                               73,572,471        73,598,371


Measuring,        NR++    NR++       7,398,389  CHF/Ebel USA, Inc., Term B, due 9/30/2001       7,398,389         7,398,389
Analyzing &
Controlling
Instruments--0.2%


Metals &          B+      Ba3        9,752,671  Acme Metals, Inc., Term, due 12/01/2005         9,752,671         7,338,885
Mining--3.6%      B+      NR++       4,982,679  Adience, Inc., Term B, due 4/15/2005            4,982,679         4,982,679
                                                Centennial Resources:
                  NR++    NR++       1,033,004     Revolving Credit, due 6/30/1999              1,033,004         1,027,839
                  NR++    NR++       1,961,538     Term A, due 3/31/2002+++                     1,946,578           367,788
                  NR++    NR++       5,105,770     Term B, due 12/31/2003+++                    5,062,590           957,332
                                                Ispat Inland LP:
                  NR++    NR++      19,402,500     Term B, due 7/15/2005                       19,262,305        18,650,653
                  NR++    NR++      19,402,500     Term C, due 7/15/2006                       19,261,338        18,650,653


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's       Face               Senior Secured                                           Value
Industries      Rating    Rating      Amount      Floating Rate Loan Interests*                 Cost             (Note 1a)
Metals &          NR++    Ba3      $14,769,231  Koppers Industries, Term B, due
Mining                                          12/01/2004                                 $   14,752,964    $   14,695,385
(concluded)       NR++    Ba3        8,461,364  Neenah Foundry, Term B, due 9/30/2005           8,453,693         8,482,517
                  NR++    NR++      31,000,000  Ormet Corporation, Term, due 8/15/2008         31,000,000        31,000,000
                  NR++    NR++       5,000,000  P & L Coal Holdings, Term B, due
                                                6/30/2006                                       5,000,000         5,000,000
                  NR++    Ba2       10,086,667  UCAR Global Enterprises, Term B, due
                                                12/31/2002                                     10,079,439        10,061,450
                                                                                           --------------    --------------
                                                                                              130,587,261       121,215,181


Packaging--0.7%   NR++    NR++      15,000,000  Graham Packaging, Term D, due 1/31/2007        14,994,873        15,018,750
                  NR++    BB         3,712,500  Huntsman Packaging Corp., Term B,
                                                due 6/30/2006                                   3,709,058         3,689,297
                  NR++    B1         4,862,878  Ivex Packaging Corp., Term B, due
                                                10/02/2004                                      4,857,775         4,789,935
                                                                                           --------------    --------------
                                                                                               23,561,706        23,497,982


Paper--8.7%       NR++    NR++       6,500,000  Cellular Tissue, Term C, due 3/24/2005          6,500,000         6,500,000
                  BB      Ba3        4,650,909  Crown Paper Co., Term B, due 8/22/2003          4,613,298         4,627,655
                  BB      Ba3       52,000,000  Jefferson Smurfit Company/Container
                                                Corp. of America, Term B, due 3/24/2006        51,915,732        52,195,000
                  NR++    NR++       4,975,000  Le Groupe Forex, Term B, due 6/30/2005          4,969,246         4,900,375
                  NR++    NR++      25,000,000  Paper Acquisition, Term, due 6/08/2001         24,913,622        24,875,000
                  NR++    NR++       6,500,000  Rapap Brunswick, Term B, due 6/01/2004          6,515,000         6,223,750
                                                Riverwood International Corp.:
                  B+      B1        14,381,313     Term A, due 2/28/2003                       14,063,890        14,331,877
                  B+      B1        66,134,147     Term B, due 2/28/2004                       65,474,174        66,382,150
                  B+      B1        25,472,987     Term C, due 8/31/2004                       25,208,985        25,568,510
                                                Stone Container Corp.:
                  NR++    Ba3       24,803,870     Term B, due 4/01/2000                       24,860,837        24,865,880
                  NR++    Ba3       29,516,510     Term C, due 10/01/2003                      29,491,395        29,590,301
                  NR++    Ba3       18,796,001     Term E, due 10/01/2003                      18,950,033        18,842,992
                                                Stronghaven:
                  NR++    NR++       9,303,448     Term B, due 5/15/2004                        9,267,799         8,373,103
                  NR++    NR++       1,697,143     Term C, due 5/15/2004                        1,697,143         1,527,429
                                                                                           --------------    --------------
                                                                                              288,441,154       288,804,022


Petroleum         BB-     Ba3        3,214,824  Petro Stopping Centers, Term B,
Refineries--0.1%                                due 12/31/2003                                  3,208,718         3,192,722


Printing &        NR++    B3         5,404,286  21st Century, Term A, due 9/15/2003             5,404,286         5,404,286
Publishing--3.8%  NR++    B1        14,970,000  Advanstar Communications, Term B,
                                                due 4/30/2005                                  14,970,000        14,970,000
                  NR++    NR++       8,375,000  Journal Register Co., Term B, due
                                                9/30/2006                                       8,365,155         8,312,188
                                                K-III Communications Corp.:
                  NR++    Ba3       10,880,000     Revolving Credit, due 12/31/2000            10,880,000        10,635,200
                  NR++    Ba3        4,000,000     Term, due 12/31/2000                         4,000,000         3,910,000
                  NR++    Ba3        4,000,000     Term, due 6/30/2004                          4,000,000         3,920,000
                  NR++    Ba3        9,900,000  Morris Communications, Term B, due
                                                6/30/2005                                       9,883,989         9,838,125
                  NR++    NR++       4,000,000  Penton Media, Term B, due 5/31/2006             3,980,436         3,990,000
                                                RH Donnolley Inc.:
                  NR++    NR++       3,356,130     Term B, due 12/05/2005                       3,353,034         3,346,691
                  NR++    NR++       3,857,620     Term C, due 12/05/2006                       3,854,014         3,846,770
                                                Ziff-Davis Inc.:
                  NR++    Ba2        1,529,412     Revolving Credit, due 3/31/2005              1,518,749         1,507,427
                  NR++    Ba2        7,647,059     Term A, due 3/31/2005                        7,619,437         7,650,460
                  NR++    Ba2       47,500,000     Term B, due 3/31/2006                       47,331,378        47,485,156
                                                                                           --------------    --------------
                                                                                              125,160,478       124,816,303


Rental Services-- NR++    NR++       8,000,000  Nationsrent Inc., Term, due 9/24/2004           7,960,265         7,990,000
0.2%


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS (continued)
                 S&P     Moody's       Face               Senior Secured                                           Value
Industries      Rating    Rating      Amount      Floating Rate Loan Interests*                 Cost             (Note 1a)
Restaurants--     NR++    Ba3     $  9,520,000  AFC Enterprises, Term, due 6/30/2002       $    9,508,015    $    9,414,475
0.8%                                            Domino & Bluefence:
                  NR++    NR++       6,712,500     Term B, due 12/21/2006                       6,646,497         6,725,086
                  NR++    NR++       6,712,500     Term C, due 12/21/2007                       6,646,313         6,716,695
                  NR++    Ba3        3,976,097  Shoney's, Inc., Term B, due 4/30/2002           3,957,160         3,957,160
                                                                                           --------------    --------------
                                                                                               26,757,985        26,813,416


Retail            NR++    NR++       5,750,000  Advanced Store Company, Term B, due
Specialty--0.4%                                 4/15/2006                                       5,750,000         5,750,000
                                                Travel Centers of America:
                  NR++    Ba2        3,525,670     Term A, due 3/27/2005                        3,525,670         3,525,670
                  NR++    Ba2        3,962,500     Term B, due 3/27/2005                        3,962,500         3,962,500
                                                                                           --------------    --------------
                                                                                               13,238,170        13,238,170


Textiles/Mill                                   Joan Fabrics:
Products--0.5%    NR++    NR++       3,178,983     Term B, due 6/30/2005                        3,174,922         3,175,009
                  NR++    NR++       1,650,856     Term C, due 6/30/2006                        1,648,686         1,657,047
                  NR++    NR++      10,447,500  Tartan Textiles, Term B, due 5/01/2005         10,423,683        10,382,203
                                                                                           --------------    --------------
                                                                                               15,247,291        15,214,259


Transportation    NR++    Ba3       13,216,216  Atlas Freighter Leasing I, Term, due
Services--1.0%                                  5/29/2004                                      13,210,998        13,203,826
                  NR++    Ba3       13,216,216  Atlas Freighter Leasing II, Term, due
                                                5/29/2004                                      13,208,097        13,203,826
                  NR++    NR++       7,425,000  North American Van Lines, Term B,
                                                due 3/30/2006                                   7,416,509         7,425,484
                                                                                           --------------    --------------
                                                                                               33,835,604        33,833,136


Wireless                                        Cellular Inc.:
Telecommun-       NR++    B1        13,985,692     Term B, due 9/30/2006                       13,976,346        14,020,656
ications--8.5%    NR++    B1         8,130,081     Term C, due 3/31/2007                        8,111,419         8,150,406
                  NR++    B1        22,764,227     Term D, due 9/30/2007                       22,711,531        22,821,138
                  NR++    NR++      25,000,000  Cox Communications, Inc., Term B, due
                                                1/31/2007                                      25,000,000        25,000,000
                  NR++    Ba2       16,031,250  Flag Ltd., Term, due 1/30/2005                 16,031,250        16,031,250
                  B2      B2         8,934,000  Iridium Operating LLC, Term, due
                                                12/29/2000                                      8,831,679         8,732,985
                                                Nextel Communications Inc.:
                  NR++    B1         3,138,750     Revolving Credit, due 6/30/2003              3,138,750         2,977,889
                  NR++    B1         3,375,000     Term A, due 3/31/2003                        2,882,598         3,235,781
                  NR++    B1        40,000,000     Term B, due 9/30/2006                       39,954,132        39,825,000
                  NR++    B1         5,000,000     Term C, due 3/31/2007                        4,938,019         5,012,500
                                                Omnipoint Communications Corp.:
                  BB-     Ba2          775,797     Term A, due 2/17/2006                          775,094           698,217
                  BB-     Ba2        1,930,184     Term B, due 2/17/2006                        1,928,435         1,737,166
                  BB-     Ba2       43,421,875     Term C, due 2/17/2006                       43,421,875        39,079,687
                                                Pacific Coin:
                  NR++    NR++       3,916,364     Acquisition Term, due 12/31/2003             3,916,364         3,916,364
                  BB-     Ba2        2,139,344     Term A, due 12/31/2002                       2,139,344         2,139,344
                  NR++    NR++       2,715,625     Term B, due 12/31/2004                       2,715,625         2,715,625
                  NR++    Ba3        8,716,000  PageNet Finance, Inc., Revolving Credit,
                                                due 12/31/2004                                  8,716,000         8,443,625
                  NR++    NR++      15,000,000  PowerTel PCS, Inc., Term, due 3/04/2001        15,000,000        14,925,000
                  NR++    NR++      15,000,000  TeleCorp PCS, Term B, due 1/15/2008            14,971,315        14,850,000
                  NR++    NR++      10,000,000  Triton PCS, Term B, due 4/30/2007               9,977,423         9,878,125
                  NR++    NR++      20,000,000  Western PCS, Term B, due 6/30/2007             19,936,073        19,981,250
                  B+      B1        20,000,000  Western Wireless Corp., Term B, due
                                                3/31/2005                                      20,000,000        20,062,500
                                                                                           --------------    --------------
                                                                                              289,073,272       284,234,508


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


SCHEDULE OF INVESTMENTS (concluded)
                 S&P     Moody's       Face               Senior Secured                                           Value
Industries      Rating    Rating      Amount      Floating Rate Loan Interests*                 Cost             (Note 1a)
Wireless                                        American Cellular Corp.:
Telecommunication NR++    NR++     $ 2,500,000     Term B, due 6/30/2007                   $    2,500,000    $    2,500,000
Services--0.3%    NR++    NR++       2,500,000     Term C, due 9/30/2007                        2,500,000         2,500,000
                                                Dobson/Sygnet Operating Co.:
                  NR++    NR++       2,500,000     Term B, due 3/23/2007                        2,490,671         2,509,375
                  NR++    NR++       2,500,000     Term C, due 12/23/2007                       2,490,665         2,515,625
                                                                                           --------------    --------------
                                                                                                9,981,336        10,025,000

                                                Total Senior Secured Floating Rate
                                                Loan Interests--88.1%                       2,974,293,971     2,934,310,288


                                   Shares Held          Warrants & Agreements

Cable TV Services--0.0%                    707  Classic Cable, Inc. (a)                                 0                 0


Drilling--0.0%                          12,250  Rigco North America (a)                                 0                 0


General Merchandise Stores--0.0%     2,288,402  Just For Feet, Inc. (b)                         2,288,402         1,258,299


                                                Total Investments in Warrants &
                                                Agreements--0.0%                                2,288,402         1,258,299


                                   Face Amount        Short-Term Securities

Commercial                         $50,000,000  AT&T Capital Corp., 4.82% due 3/31/1999        49,799,167        49,799,167
Paper**---8.2%                      20,000,000  CSW Credit, Inc., 4.82% due 3/02/1999          19,997,322        19,997,322
                                    20,000,000  Du Pont (E.I.) de Nemours &Co., 4.80%
                                                due 4/12/1999                                  19,888,000        19,888,000
                                    55,000,000  General Electric Capital Corp., 4.875%
                                                due 3/01/1999                                  55,000,000        55,000,000
                                    37,793,000  General Motors Acceptance Corp., 4.88%
                                                due 3/01/1999                                  37,793,000        37,793,000
                                    17,000,000  MetLife Funding Inc., 4.84% due 3/31/1999      16,931,433        16,931,433
                                    50,000,000  Rank Xerox Capital (Europe)PLC, 4.80%
                                                due 3/09/1999                                  49,946,667        49,946,667
                                    25,000,000  USAA Capital Corp., 4.81% due 3/04/1999        24,989,979        24,989,979
                                                                                           --------------    --------------
                                                                                              274,345,568       274,345,568


Repurchase                          25,000,000  Lucent Technologies, Inc., purchased on
Agreements***--0.8%                             2/26/1999 to yield 4.83% to 3/30/1999          24,902,729        24,902,729


US Government                                   Federal Home Loan Mortgage Corp.:
Agency Obligations**                46,233,000     4.75% due 3/15/1999                         46,147,597        46,147,597
--2.3%                              30,000,000     4.75% due 3/25/1999                         29,905,000        29,905,000
                                                                                           --------------    --------------
                                                                                               76,052,597        76,052,597

                                                Total Investments in Short-Term
                                                Securities--11.3%                             375,300,894       375,300,894


Total Investments--99.4%                                                                   $3,351,883,267     3,310,869,481
                                                                                           ==============
Other Assets Less Liabilities--0.6%                                                                              21,384,849
                                                                                                             --------------
Net Assets--100.0%                                                                                           $3,332,254,330
                                                                                                             ==============

(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and numbers of shares are subject to adjustment under certain conditions until the expiration date.
(b)Agreement represents an obligation by Just For Feet, Inc. to pay an amount to the Fund on April 30, 2002, contingent upon the earnings before income taxes and depreciation of Just For Feet, Inc. as of January 31, 2002.
 ++Not Rated.
+++Non-income producing security.
  *The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate.
 **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
***Repurchase Agreements are fully collateralized by US Government
   Obligations.


See Notes to Financial Statements.


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999



FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 28, 1999
Assets:             Investments, at value (identified cost--$3,351,883,267)
                    (Note 1b)                                                                              $  3,310,869,481
                    Cash                                                                                          2,553,018
                    Receivables:
                      Interest                                                         $     22,527,861
                      Capital shares sold                                                     4,608,684
                      Commitment fees                                                           120,205          27,256,750
                                                                                       ----------------
                    Prepaid registration fees and other assets (Note 1f)                                            735,227
                                                                                                           ----------------
                    Total assets                                                                              3,341,414,476
                                                                                                           ----------------


Liabilities:        Payables:
                      Dividends to shareholders (Note 1g)                                     3,562,633
                      Investment adviser (Note 2)                                             2,406,574
                      Administrator (Note 2)                                                    633,309           6,602,516
                                                                                       ----------------
                    Deferred income (Note 1e)                                                                     1,077,956
                    Accrued expenses and other liabilities                                                        1,479,674
                                                                                                           ----------------
                    Total liabilities                                                                             9,160,146
                                                                                                           ----------------


Net Assets:         Net assets                                                                             $  3,332,254,330
                                                                                                           ================


Net Assets          Common Stock, par value $0.10 per share; 1,000,000,000 shares
Consist of:         authorized                                                                             $     33,856,968
                    Paid-in capital in excess of par                                                          3,355,640,726
                    Accumulated realized capital losses on investments--net (Note 7)                            (16,229,578)
                    Unrealized depreciation on investments--net                                                 (41,013,786)
                                                                                                           ----------------
                    Net Assets--Equivalent to $9.84 per share based on shares of
                    338,569,675 capital stock outstanding                                                  $  3,332,254,330
                                                                                                           ================

                    See Notes to Financial Statements.


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


FINANCIAL INFORMATION (continued)

Statement of Operations
                                                                                                   For the Six Months Ended
                                                                                                          February 28, 1999
Investment Income   Interest and discount earned                                                           $    128,996,687
(Note 1e):          Facility and other fees                                                                       2,160,237
                                                                                                           ----------------
                    Total income                                                                                131,156,924
                                                                                                           ----------------


Expenses:           Investment advisory fees (Note 2)                                  $     15,760,175
                    Administrative fees (Note 2)                                              4,147,415
                    Transfer agent fees (Note 2)                                                940,471
                    Professional fees                                                           267,690
                    Accounting services (Note 2)                                                206,853
                    Tender offer costs (Note 8)                                                 153,700
                    Custodian fees                                                              125,927
                    Registration fees (Note 1f)                                                 109,828
                    Printing and shareholder reports                                             66,970
                    Directors' fees and expenses                                                 18,808
                    Borrowing costs (Note 6)                                                     13,718
                    Other                                                                        35,939
                                                                                       ----------------
                    Total expenses                                                                               21,847,494
                                                                                                           ----------------
                    Investment income--net                                                                      109,309,430
                                                                                                           ----------------


Realized &          Realized loss on investments--net                                                            (6,189,851)
Unrealized          Change in unrealized depreciation on
Loss on             investments--net                                                                            (38,545,296)
Investments--Net                                                                                           ----------------
(Notes 1c,          Net Increase in Net Assets Resulting from Operations                                   $     64,574,283
1e & 3):                                                                                                   ================

                    See Notes to Financial Statements.


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                         For the Six            For the
                                                                                         Months Ended          Year Ended
                                                                                         February 28,          August 31,
Increase (Decrease) in Net Assets:                                                           1999                 1998
Operations:         Investment income--net                                             $    109,309,430    $    212,360,687
                    Realized loss on investments--net                                        (6,189,851)         (3,676,079)
                    Change in unrealized depreciation on investments--net                   (38,545,296)         (9,910,437)
                                                                                       ----------------    ----------------
                    Net increase in net assets resulting from operations                     64,574,283         198,774,171
                                                                                       ----------------    ----------------

Dividends to        Investment income--net                                                 (109,381,180)       (212,288,937)
Shareholders                                                                           ----------------    ----------------
(Note 1g):          Net decrease in net assets resulting from dividends to
                    shareholders                                                           (109,381,180)       (212,288,937)
                                                                                       ----------------    ----------------

Capital Share       Net increase in net assets resulting from capital
Transactions        share transactions                                                       12,029,035         386,757,317
(Note 4):                                                                              ----------------    ----------------

Net Assets:         Total increase (decrease) in net assets                                 (32,777,862)        373,242,551
                    Beginning of period                                                   3,365,032,192       2,991,789,641
                                                                                       ----------------    ----------------
                    End of period*                                                     $  3,332,254,330    $  3,365,032,192
                                                                                       ================    ================

                   *Undistributed investment income--net                               $             --    $         71,750
                                                                                       ================    ================


                    See Notes to Financial Statements.


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


FINANCIAL INFORMATION (continued)

Statement of Cash Flows
                                                                                                   For the Six Months Ended
                                                                                                          February 28, 1999
Cash Provided       Net increase in net assets resulting from operations                                   $     64,574,283
by Operating        Adjustments to reconcile net increase in net assets resulting from
Activities:         operations to net cash provided by operating activities:
                      Decrease in receivables                                                                     3,307,040
                      Decrease in other liabilities                                                              (1,941,445)
                      Realized and unrealized loss on investments--net                                           44,735,147
                      Amortization of discount                                                                  (12,675,229)
                                                                                                           ----------------
                    Net cash provided by operating activities                                                    97,999,796
                                                                                                           ----------------


Cash Used for       Proceeds from principal payments and sales of loan interests                                696,459,483
Investing           Purchases of loan interests                                                                (603,049,865)
Activities:         Purchases of short-term investments                                                     (11,778,796,515)
                    Proceeds from sales and maturities of short-term investments                             11,676,824,721
                                                                                                           ----------------
                    Net cash used for investing activities                                                       (8,562,176)
                                                                                                           ----------------


Cash Used for       Cash receipts on capital shares sold                                                        323,843,147
Financing           Cash payments on capital shares tendered                                                   (358,453,475)
Activities:         Dividends paid to shareholders                                                              (57,314,999)
                                                                                                           ----------------
                    Net cash used for financing activities                                                      (91,925,327)
                                                                                                           ----------------


Cash:               Net decrease in cash                                                                         (2,487,707)
                    Cash at beginning of period                                                                   5,040,725
                                                                                                           ----------------
                    Cash at end of period                                                                  $      2,553,018
                                                                                                           ================


Cash Flow           Cash paid for interest                                                                 $         90,461
Information:                                                                                               ================


Non-Cash            Capital shares issued in reinvestment of dividends paid to shareholders                $     52,850,068
Financing                                                                                                  ================
Activities:


                    See Notes to Financial Statements.


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


FINANCIAL INFORMATION (concluded)

Financial Highlights
The following per share data and ratios have been derived            For the Six
from information provided in the financial statements.               Months Ended
                                                                     February 28,        For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                  1999       1998       1997       1996        1995
Per Share           Net asset value, beginning of period              $   9.97    $  10.02   $   9.99   $  10.02   $  10.02
Operating                                                             --------    --------   --------   --------   --------
Performance:        Investment income--net                                 .32         .68        .68        .66        .75
                    Realized and unrealized gain (loss) on
                    investments--net                                      (.13)       (.05)       .03       (.03)        --++
                                                                      --------    --------   --------   --------   --------
                    Total from investment operations                       .19         .63        .71        .63        .75
                                                                      --------    --------   --------   --------   --------
                    Less dividends from investment income--net            (.32)       (.68)      (.68)      (.66)      (.75)
                                                                      --------    --------   --------   --------   --------
                    Net asset value, end of period                    $   9.84    $   9.97   $  10.02   $   9.99   $  10.02
                                                                      ========    ========   ========   ========   ========


Total Investment    Based on net asset value per share                   1.97%+++    6.47%      7.23%      6.53%      7.68%
Return:**                                                             ========    ========   ========   ========   ========


Ratios to Average   Expenses, excluding interest expense                 1.32%*      1.35%      1.32%         --         --
Net Assets:                                                           ========    ========   ========   ========   ========
                    Expenses                                             1.32%*      1.40%      1.33%      1.34%      1.34%
                                                                      ========    ========   ========   ========   ========
                    Investment income--net                               6.59%*      6.79%      6.72%      6.54%      7.45%
                                                                      ========    ========   ========   ========   ========


Leverage:           Average amount of borrowings outstanding
                    during the period (in thousands)                        --    $ 24,299   $  4,409         --         --
                                                                      ========    ========   ========   ========   ========
                    Average amount of borrowings outstanding
                    per share during the period                             --    $    .08   $    .02         --         --
                                                                      ========    ========   ========   ========   ========


Supplemental        Net assets, end of period (in millions)           $  3,332    $  3,365   $  2,992   $  2,946   $  2,163
Data:                                                                 ========    ========   ========   ========   ========
                    Portfolio turnover                                  21.22%      69.59%     74.00%     80.20%     55.23%
                                                                      ========    ========   ========   ========   ========


                   *Annualized.
                  **Total investment returns exclude the early withdrawal charge, if any. The Fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. Therefore, no separate market exists.
                  ++Amount is less than $.01 per share.
                 +++Aggregate total investment return.


                    See Notes to Financial Statements.


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Senior Floating Rate Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a continuously offered, non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature.

(a) Loan participation interests--The Fund invests in senior secured floating rate loan interests ("Loan Interests") with collateral having a market value, at time of acquisition by the Fund, which Fund management believes equals or exceeds the principal amount of the corporate loan. The Fund may invest up to 20% of its total assets in loans made on an unsecured basis. Depending on how the loan was acquired, the Fund will regard the issuer as including the corporate borrower along with an agent bank for the syndicate of lenders and any intermediary of the Fund's investment. Because agents and intermediaries are primarily commercial banks, the Fund's investment in corporate loans at February 28, 1999 could be considered to be concentrated in commercial banking.

(b) Valuation of investments--Loan Interests will be valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loan Interests for which an active secondary market exists and for which the Investment Adviser can obtain at least two quotations from banks or dealers in Loan Interests will be valued by calculating the mean of the last available bid and asked prices in the markets for such Loan Interests, and then using the mean of those two means. If only one quote for a particular Loan Interest is available, such Loan Interest will be valued on the basis of the mean of the last available bid and asked price in the market. For Loan Interests for which an active secondary market does not exist to a reliable degree in the opinion of the Investment Adviser, such Loan Interests will be valued by the Investment Adviser at fair value, which is intended to approximate market value.

Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Interest rate transactions--The Fund is authorized to enter into interest rate swaps and purchase or sell interest rate caps and floors. In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest on a specified notional principal amount. The purchase of an interest rate cap (or floor) entitles the purchaser, to the extent that a specified index exceeds (or falls below) a predetermined interest rate, to receive payments of interest equal to the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate cap (or floor).

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Facility fees are accreted into income over the term of the related loan.


Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999


(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.


2. Investment Advisory and Administrative
Services Agreement and Transactions with
Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to perform this investment advisory function.

For such services, the Fund pays a monthly fee at an annual rate of 0.95% of the Fund's average daily net assets. The Fund also has an Administrative Services Agreement with MLAM whereby MLAM will receive a fee equal to an annual rate of 0.25% of the Fund's average daily net assets on a monthly basis, in return for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

For the six months ended February 28, 1999, Merrill Lynch Funds
Distributor, Inc. ("MLFD"), a division of Princeton Funds
Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill
Lynch Group, Inc., earned early withdrawal charges of $1,348,575 relating to the tender of the Fund's shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

The Fund's credit facility is currently provided by Merrill Lynch
International Bank Limited, an affiliate of MLAM (See Note 6).

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 1999 were $603,049,865 and $696,459,483, respectively.

Net realized gains (losses) for the six months ended February 28, 1999 and net unrealized losses as of February 28, 1999 were as follows:


                                     Realized
                                      Gains       Unrealized
                                     (Losses)       Losses

Long-term investments            $ (6,198,594)  $(41,013,786)
Short-term investments                  8,743             --
                                 ------------   ------------
Total                            $ (6,189,851)  $(41,013,786)
                                 ============   ============


As of February 28, 1999, net unrealized depreciation for financial reporting and Federal income tax purposes aggregated $41,013,786, of which $5,347,670 is related to appreciated securities and $46,361,456 is related to depreciated securities. The aggregate cost of investments at February 28, 1999 for Federal income tax purposes was $3,351,883,267.


4. Capital Share Transactions:
Transactions in capital shares were as follows:


For the Six
Months Ended                                        Dollar
February 28, 1999                     Shares        Amount

Shares sold                        32,182,558   $317,632,442
Shares issued to share-
holders in reinvestment
of dividends                        5,365,719     52,850,068
                                 ------------   ------------
Total issued                       37,548,277    370,482,510
Shares tendered                   (36,396,140)  (358,453,475)
                                 ------------   ------------
Net increase                        1,152,137   $ 12,029,035
                                 ============   ============


For the
Year Ended                                          Dollar
August 31, 1998                       Shares        Amount

Shares sold                        88,083,898   $880,414,085
Shares issued to share-
holders in reinvestment
of dividends                       10,206,064    102,041,674
                                 ------------   ------------
Total issued                       98,289,962    982,455,759
Shares tendered                   (59,583,594)  (595,698,442)
                                 ------------   ------------
Net increase                       38,706,368   $386,757,317
                                 ============   ============



Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999



NOTES TO FINANCIAL STATEMENTS (concluded)


5. Unfunded Loan Interests:
As of February 28, 1999, the Fund had unfunded loan commitments of $115,857,729, which would be extended at the option of the borrower, pursuant to the following loan agreements:


                                    Unfunded
                                   Commitment
Borrower                         (in thousands)

21st Century                       $    3,386
AFC Enterprises                         3,920
American Axel                           8,500
Arena Brands, Inc.                      2,370
Centenial Resources Inc.                  368
Chancellor Media Corp.                  8,358
Continental Airlines, Inc.              4,639
Del Monte Corp.                         5,233
Exide Corporation                          42
FHC Health Systems                         59
Foamex International PLC                4,692
Hedstrom Corp.                          2,738
International Homefoods, Inc.           1,613
Iridium Operating LLC                   7,780
K-III Communications Corp.                800
KSL Recreation Group, Inc.              7,473
Loewen Group Capital                    2,146
Metro Goldwyn Mayer Co.                 3,350
Nextel Communications Inc.              6,986
Northwestern Steel & Mining            15,000
Omnipoint                                 127
Pacific Coin Acquisition                1,084
PageNet Finance, Inc.                   5,617
Patriot American Hospitality              339
Specialty Foods II                         80
Teligent Delayed Draw                  18,334
Ziff-Davis Inc.                           824


6. Short-Term Borrowings:
On June 22, 1998, the Fund entered into a one-year credit agreement with Bank of New York. The agreement is a $100,000,000 credit facility bearing interest at the Federal Funds rate plus 0.25%-- 0.40% and/or the Eurodollar rate plus 0.25% - 0.40%. The Fund had no borrowings under commitment during the six months ended February 28, 1999. For the six months ended February 28, 1999, facility and commitment fees aggregated approximately $13,718.


7. Capital Loss Carryforward:
At August 31, 1998, the Fund had a net capital loss carryforward of approximately $9,218,000, of which $1,471,000 expires in 2004, $3,279,000 expires in 2005 and $4,468,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.


8. Subsequent Event:
The Fund began a quarterly tender offer on March 24, 1999 which concludes on April 23, 1999.



Merrill Lynch Senior Floating Rate Fund, Inc.
February 28, 1999



OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Joseph T. Monagle Jr., Senior Vice President
Richard C. Kilbride, Vice President
Gilles Marchand, Vice President
Paul Travers, Vice President
Donald C. Burke, Vice President and Treasurer
Patrick D. Sweeney, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch Senior Floating Rate Fund, Inc.'s Board of Directors. We are pleased to announce that Terry K. Glenn has been elected President and Director of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Directors in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Directors.

Gerald M. Richard, Treasurer of Merrill Lynch Senior Floating Rate Fund, Inc. has also recently retired. His colleagues at Merrill
Lynch Asset Management, L.P. join the Fund's Board of Directors in wishing Mr. Richard well in his retirement.